D91-09249-fm

For Internal Use Only
Sec File No. 9-

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2010 JUL 27 PM 4:27
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10047883

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
AXDI: MSCI All Country World ex USA Consumer Discretionary Index; AXEN: MSCI All Country World ex USA Energy Index; AXHE: MSCI All Country World ex USA Health Care Index; AXID: MSCI All Country World ex USA Industrials Index; AXIT: MSCI All Country World ex USA Information Technology Index; AXMT: MSCI All Country World ex USA Materials Index; AXSL: MSCI All Country World ex USA Consumer Staples Index; AXTE: MSCI All Country World ex USA Telecommunications Services Index; AXUT: MSCI All Country World ex USA Utilities Index; EXI: S&P Global Industrials Sector Index ; IGF: S&P Global Infrastructure Index; IXC: S&P Global Energy Sector Index ; IXG: S&P Global Financials Sector Index ; IXJ: S&P Global Healthcare Sector Index ; IXN: S&P Global Information Technology Sector Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
AXDI, AXEN, AXHE, AXID, AXIT, AXMT, AXSL, AXTE, AXUT, EXI, IGF, IXC, IXG, IXJ, IXN

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

AXDI: Japan, France, UK, Germany, South Korea; AXEN: UK, Canada, Russia, Brazil, France; AXHE: Switzerland, UK, Japan, France, Germany; AXID: Japan, France, Germany, UK, Sweden; AXIT: Japan, Taiwan, South Korea, Germany, India; AXMT: UK, Canada, Australia, Japan, Brazil; AXSL: UK, Switzerland, Japan, France, Netherlands; AXTE: UK, Spain, Japan, China, Mexico; AXUT: Japan, Germany, UK, France, Italy; EXI: US, Japan, Germany, France, UK; IGF: US, Canada, Germany, Australia, France; IXC: US, UK, Canada, France; IXG: US, UK, Japan, Australia, Canada; IXJ: US, Switzerland, UK; IXN: US, Japan, Finland, Taiwan, South Korea

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EWH
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010